Loans From Investors (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans from Investors [Abstract]
Summary of Investor Loan Activity

The following is a summary of investor loan activity as of June 30, 2024, and December 31, 2023:

As of January 1, 2023	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901
Additions	2,500
Interest accrual	1,533
As of June 30, 2024	17,934
The following is a summary of investor loan activity for the year ended December 31, 2023, and 2022:
As of January 1, 2022	-
Transfer from loans and financing	320
Additions	4,750
Interest accrual	179
As of December 31, 2022	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901